Note 15 - Related Party Disclosures - Key Management Personnel Compensation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Statement Line Items [Line Items]
Salaries and wages	$ 1,059	$ 1,555	$ 1,501
Board fees	322	285	230
Stock option expense	1,181	886	797
Key management personnel compensation	$ 2,562	$ 2,726	$ 2,528